Cover Page - USD ($) $ in Billions	12 Months Ended
	Nov. 30, 2022	Jan. 12, 2023	May 31, 2022
Entity Information [Line Items]
Document Type	10-K
Document Annual Report	true
Current Fiscal Year End Date	--11-30
Document Period End Date	Nov. 30, 2022
Document Transition Report	false
Entity File Number	001-9610
Entity Registrant Name	Carnival Corporation
Entity Incorporation, State or Country Code	R1
Entity Tax Identification Number	59-1562976
Entity Address, Address Line One	3655 N.W. 87th Avenue
Entity Address, City or Town	Miami,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178-2428
City Area Code	(305)
Local Phone Number	599-2600
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Public Float			$ 12.1
Entity Common Stock, Shares Outstanding (in shares)		1,113,479,515
Documents Incorporated by Reference	Portions of the 2022 Annual Report and 2023 joint definitive Proxy Statement are incorporated by reference into Part II and Part III of this report.
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0000815097
Common stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	CCL
Security Exchange Name	NYSE
Carnival PLC
Entity Information [Line Items]
Entity File Number	001-15136
Entity Registrant Name	Carnival plc
Entity Incorporation, State or Country Code	X0
Entity Tax Identification Number	98-0357772
Entity Address, Address Line One	Carnival House, 100 Harbour Parade,
Entity Address, City or Town	Southampton
Entity Address, Postal Zip Code	SO15 1ST,
Entity Address, Country	GB
City Area Code	011
Local Phone Number	44 23 8065 5000
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float			$ 2.3
Entity Common Stock, Shares Outstanding (in shares)		186,136,095
Entity Central Index Key	0001125259
Carnival PLC | Ordinary shares
Entity Information [Line Items]
Title of 12(b) Security	Ordinary Shares each represented by American Depositary Shares ($1.66 par value)
Trading Symbol	CUK
Security Exchange Name	NYSE
Carnival PLC | 1.000% Senior notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	1.000% Senior Notes due 2029
Trading Symbol	CUK29
Security Exchange Name	NYSE